TROUBLED DEBT RESTRUCTURING (Textual) (Detail) ¥ in Thousands, $ in Thousands		12 Months Ended
	Mar. 18, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Gains Losses On Restructuring Of Debt	$ 0	¥ 279,097	$ 43,796	¥ 0	¥ 0
Repayments of Long-term Debt		124,987	19,613	¥ 62,599	¥ 97,332
Other Income [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Gains Losses On Restructuring Of Debt		¥ 279,097	$ 43,796
CTBC Bank Co Ltd [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Aggregate commitment amount	80,000
CTBC Bank Co Ltd [Member] | Secured Debt [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	65,000
CTBC Bank Co Ltd [Member] | Revolving Credit Facility [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	15,000
Repayments of Long-term Debt	$ 65,000